SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Oct. 30, 2018 USD ($)	Oct. 30, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 10, 2018 USD ($)	Sep. 10, 2018 CAD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of issuance costs								$ 14	$ 992	$ 755
Share issue related cost						$ 28	$ 20
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Face amount												$ 500
Medium-term Notes, Maturing September 11, 2028 [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Face amount											$ 377
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate								4.20%			4.20%	4.20%
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											4.70%	4.70%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate								3.30%
Medium-term notes, maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount													$ 400	$ 300
Medium-term notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate								3.30%					3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													3.10%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													4.00%	4.10%
Medium Term Notes, Maturing October 30, 2018 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate								3.00%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount													$ 400
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													3.30%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													4.00%
Debt Issuers | Medium-term notes, maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount														$ 300
Debt Issuers | Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate														3.30%
Debt Issuers | Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate														4.10%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 10, 2017
Disclosure of information about consolidated structured entities [line items]
Amount repaid					$ 400
Debt Issuers | Medium Term Notes, Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Amount repaid				$ 125
Debt Issuers | Medium Term Notes, Maturing October 30, 2018 | USD
Disclosure of information about consolidated structured entities [line items]
Amount repaid			$ 94
Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash | shares								18.0	12.0	10.0
Subsequent Event | BIPIC Series 1 Senior Preferred Shares [Domain] | Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash | shares	4.0	4.0
Number of share issued, price per share | $ / shares		$ 25
Quarterly fixed distribution rate	5.85%	5.85%
Underwriting related cost	$ 2
Share issue related cost	1
Subsequent Event | BIPIC Series 1 Senior Preferred Shares [Domain] | Preferred Unitholders Capital | CAD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of issuance costs		$ 100
Subsequent Event | BIPIC Series 1 Senior Preferred Shares [Domain] | Preferred Unitholders Capital | USD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of issuance costs	$ 75